Condensed Consolidated Statement of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Cash	$ 108,772	$ 74,701
Other current assets	233,491	343,064
Property, plant and equipment	2,472,683	2,749,463
Intangibles	27,666	31,746
Right-of-use assets	55,168	66,142	$ 73,464	$ 0
Other long-term assets	1,098	4,724
Total assets	2,898,878	3,269,840
Liabilities and shareholders’ equity
Current liabilities	166,840	216,069
Long-term debt	1,236,210	1,427,181
Lease obligations	48,882	54,980
Other long-term liabilities	40,306	44,178
Total liabilities	1,492,238	1,742,408
Shareholders’ equity	1,406,640	1,527,432		$ 1,557,752
Total liabilities and shareholders’ equity	2,898,878	3,269,840
Guarantor Subsidiaries [Member]
Assets
Cash	15,392	20,651
Other current assets	129,924	242,968
Intercompany receivables	2,358,699	2,205,834
Investments in subsidiaries	30	30
Property, plant and equipment	2,041,094	2,263,355
Intangibles	759	1,312
Right-of-use assets	31,323	39,267
Total assets	4,577,221	4,773,417
Liabilities and shareholders’ equity
Current liabilities	86,221	130,232
Intercompany payables and debt	53,375	84,901
Long-term debt	12,162
Lease obligations	27,072	31,614
Other long-term liabilities	32,400	18,454
Total liabilities	211,230	265,201
Shareholders’ equity	4,365,991	4,508,216
Total liabilities and shareholders’ equity	4,577,221	4,773,417
Non-Guarantor Subsidiaries [Member]
Assets
Cash	16,833	33,098
Other current assets	98,165	96,140
Intercompany receivables	115,204	67,377
Property, plant and equipment	387,223	437,413
Right-of-use assets	3,730	3,805
Other long-term assets	1,140	6,595
Total assets	622,295	644,428
Liabilities and shareholders’ equity
Current liabilities	43,368	51,975
Intercompany payables and debt	48,859	52,621
Lease obligations	2,484	2,489
Other long-term liabilities	443	668
Total liabilities	95,154	107,753
Shareholders’ equity	527,141	536,675
Total liabilities and shareholders’ equity	622,295	644,428
Consolidating Adjustments [Member]
Assets
Other current assets	3	4
Intercompany receivables	(2,522,498)	(2,355,312)
Investments in subsidiaries	(4,410,022)	(4,535,655)
Property, plant and equipment	252	279
Other long-term assets	(42)	(1,871)
Total assets	(6,932,307)	(6,892,555)
Liabilities and shareholders’ equity
Intercompany payables and debt	(2,522,498)	(2,355,312)
Other long-term liabilities	(42)	(1,871)
Total liabilities	(2,522,540)	(2,357,183)
Shareholders’ equity	(4,409,767)	(4,535,372)
Total liabilities and shareholders’ equity	(6,932,307)	(6,892,555)
Parent [member]
Assets
Cash	76,547	20,952
Other current assets	5,399	3,952
Intercompany receivables	48,595	82,101
Investments in subsidiaries	4,409,992	4,535,625
Property, plant and equipment	44,114	48,416
Intangibles	26,907	30,434
Right-of-use assets	20,115	23,070
Total assets	4,631,669	4,744,550
Liabilities and shareholders’ equity
Current liabilities	37,251	33,862
Intercompany payables and debt	2,420,264	2,217,790
Long-term debt	1,224,048	1,427,181
Lease obligations	19,326	20,877
Other long-term liabilities	7,505	26,927
Total liabilities	3,708,394	3,726,637
Shareholders’ equity	923,275	1,017,913
Total liabilities and shareholders’ equity	$ 4,631,669	$ 4,744,550